Nonconsolidated variable interest entities	9 Months Ended
Sep. 30, 2013
Nonconsolidated variable interest entities [Abstract]
Nonconsolidated variable interest entities

Note 7 - Nonconsolidated variable interest entities:

Accounting principles generally accepted in the United States of America provide a framework for identifying variable interest entities (VIEs) and determining when a company should include the assets, liabilities, noncontrolling interests, and results of activities of a VIE in its consolidated financial statements. In general, a VIE is a corporation, partnership, limited-liability corporation, trust, or any other legal structure used to conduct activities or hold assets that (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to direct the activities of the entity that most significantly impact its economic performance, or (3) has a group of equity owners that do not have the obligation to absorb losses of the entity or the right to receive returns of the entity. A VIE should be consolidated if a party with an ownership, contractual, or other financial interest in the VIE that is considered a variable interest (a variable interest holder) has the power to direct the VIE's most significant activities and the obligation to absorb losses or right to receive benefits of the VIE that could be significant to the VIE. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE's assets, liabilities, and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. At September 30, 2013, December 31, 2012 and 2011, the Company held investments that were evaluated against the criteria for consolidation and determined that it is not the primary beneficiary of the investments because the Company lacks the power to direct the activities of the variable interest entities that most significantly impacts their economic performance. Therefore consolidation in the Company's financial statements is not required. At September 30, 2013, December 31, 2012 and 2011, the Company held the following investments:

	At September 30,	At December 31,
	2013	2012	2011
	(unaudited)		(Restated)
Bagatelle NY LA Investors, LLC	$938,858	$1,075,418	$967,070
Bagatelle Little West 12 th Street, LLC	921,385	439,365	445,461
Bagatelle La Cienega, LLC	-	-	-
Totals	$1,860,243	$1,514,783	$1,412,531

Bagatelle NY LA Investors, LLC is a holding company that has interests in two operating restaurant companies, Bagatelle Little West 12 th Street, LLC and Bagatelle La Cienega, LLC. All three entities were formed in 2011. The Company holds interests in all three entities, see Note 8 for condensed financial information related to these entities.

During the nine months ended September 30, 2013 and the years ended December 31, 2012 and 2011, the Company provided no explicit or implicit financial or other support to these VIEs that were not previously contractually required.

The amounts presented above represent maximum exposure to loss.